Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Loss for the period	€ (73,425)	€ (64,393)	€ (1,744)
Items that may be reclassified to profit or loss
Currency translation differences	(2,877)	2,438	656
Items that will not be reclassified to profit or loss
Defined benefit plan actuarial gains/(losses)	205	(78)	(13)
Other comprehensive income/(loss) for the year, net of tax	(2,672)	2,360	644
TOTAL COMPREHENSIVE LOSS FOR THE YEAR ATTRIBUTABLE TO THE OWNERS OF THE COMPANY	€ (76,097)	€ (62,033)	€ (1,100)